STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2014	Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding	441,064	441,064		189,211
Options Outstanding, Weighted Average Exercise Price	$ 8.435	$ 8.09			$ 9.570	$ 12.540
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 73 days	4 years 328 days
Options Outstanding, Aggregate Intrinsic Value	$ 858,766	$ 118,486			$ 259,558	$ 0
Exercisable at June 30, 2015	227,263	344,683
Exercisable at June 30, 2015	$ 8.110	$ 8.05
Exercisable at June 30, 2015	4 years 109 days	3 years 255 days
Exercisable at June 30, 2015	$ 573,899	$ 110,570
Granted		126,500	246,255	113,171
Granted		$ 6.88	$ 6.500	$ 11.585
Granted		10 years	10 years	10 years
Canceled/expired		(1,625)
Canceled/expired		$ 5.73
Options Outstanding	441,055	565,939	441,064